Leases - Schedule of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jul. 01, 2019
Right-of-Use Assets
Additions	$ 14,270
Disposals	(2,388)
Depreciation expense	(35,127)
Effect of change in exchange rates	(493)
Ending balance	217,683
Lease Obligations
Additions	13,213
Disposals	(2,388)
Interest expense	7,702
Payments	(38,125)
Effect of change in exchange rates	(1,807)
Ending balance	264,568
Lease liabilities total
Lease obligations, current		$ 34,743
Lease obligations, non-current		229,825
Total lease obligations	$ 264,568	$ 264,568	$ 285,973